Goodwill (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) reportingUnit
Goodwill [Line Items]
Number of reporting units | reportingUnit		3
Goodwill [Roll Forward]
Beginning balance of goodwill	$ 0	$ 52,711,000
Change arising from impact of foreign currency	344,000	(247,000)
Ending balance of goodwill	52,711,000	96,314,000
Oakman
Goodwill [Roll Forward]
Goodwill arising from acquisition		6,866,000
Measurement period adjustment - acquisition		1,917,000
Ending balance of goodwill		8,800,000
DPSS
Goodwill [Roll Forward]
Goodwill arising from acquisition		10,904,000
Measurement period adjustment - acquisition		350,000
Ending balance of goodwill		11,300,000
Techshot
Goodwill [Roll Forward]
Goodwill arising from acquisition		26,521,000
Adcole
Goodwill [Roll Forward]
Goodwill arising from acquisition	21,525,000
DSS
Goodwill [Roll Forward]
Goodwill arising from acquisition	3,984,000
Measurement period adjustment - acquisition		(85,000)
Ending balance of goodwill		3,900,000
MIS
Goodwill [Roll Forward]
Goodwill arising from acquisition	15,320,000
Measurement period adjustment - acquisition		(512,000)
Ending balance of goodwill		14,800,000
Roccor
Goodwill [Roll Forward]
Goodwill arising from acquisition	6,725,000
Measurement period adjustment - acquisition		(684,000)
Ending balance of goodwill		6,000,000
LoadPath
Goodwill [Roll Forward]
Goodwill arising from acquisition	$ 4,813,000
Measurement period adjustment - acquisition		(1,427,000)
Ending balance of goodwill		3,400,000
Mission Solutions Reporting Unit
Goodwill [Line Items]
Goodwill impairment		0
Space Components Reporting Unit
Goodwill [Line Items]
Goodwill impairment		0
Engineering Services Reporting Unit
Goodwill [Line Items]
Goodwill impairment		$ 0